Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net Income (Loss)	$ 1,999,655	$ 3,368,365	$ 2,172,365	$ (2,857,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	190,087	204,353	298,357	269,107
Amortization of deferred financing costs	35,672	43,268	61,699	13,333
Change in inventory reserve	297,661	482,926	202,339	180,000
Change in allowance for bad debts	168,395	(55,960)	(198,881)	286,365
Loss from disposal of property and equipment	4,394
Stock based compensation	38,376	17,605	22,710	32,508
Change in net deferred tax assets	248,773	872,386	398,557	(527,355)
Gain from Paycheck Protection Plan loan forgiveness	(448,242)
Gain - related party	(11,236)	(187,988)	220,023
Gain from extinguishment of accounts payable	(236,472)	(390,000)
Gain from settlement of accounts payable			390,000
Changes in operating assets and liabilities:
Accounts receivable	(10,123,571)	(7,055,589)	(239,541)	(377,461)
Due from banks	4,557,120	(1,172,374)	(2,168,682)	(151,659)
Accounts receivable - related parties	(159,125)	100,000	100,000	188,941
Insurance receivable		1,268,463	1,268,463	(1,268,463)
Inventories	(5,933,704)	1,781,439	1,908,683	(1,756,966)
Prepaid expenses and other current assets	(63,135)	111,305	31,402	21,805
Other non-current assets	10,288	52,712	3,336	(60,427)
Accounts payable	3,769,157	(689,770)	(3,190,530)	4,198,902
Accrued expenses	762,252	579,732	130,331	704,433
Due to related parties		(184,312)	(438,666)	501,716
Customer deposits	(129,544)		139,064
Refunds due to customers	(55,333)	(704,744)	(661,067)	775,400
Reserve for sales returns	1,962,457	1,742,434	(264,000)	327,846
Operating lease liabilities, net of operating leases - right of use assets	2,741	(18,755)	(14,945)	(56,260)
Net cash provided by operating activities	(3,113,334)	165,496	171,017	444,765
Cash flows from investing activities
Purchase of property and equipment	(77,599)	(88,843)	(201,161)	(517,546)
Net cash used in investing activities	(77,599)	(88,843)	(201,161)	(517,546)
Cash flows from financing activities
Proceeds from Issuance of stock - net of transaction expenses	9,000,580
Payment of redemption and retirement of treasury stock	(7,162,452)
Net Proceeds from revolving lines of credit	8,561,925	64,915	64,915
Proceeds from note payable - Payroll Protection Program		443,900	443,900
Payment of deferred financing charges	(37,501)	(73,726)	(73,725)
Payments on installment notes	(50,709)	(48,802)	(65,010)	(19,049)
Proceeds from exercise of stock options	14,000	26,400	26,400	10,200
Payment on subordinated note payable - related party	(150,000)		(300,000)	(12,708)
Payments on finance leases	(6,184)	(11,167)	(14,957)	(14,410)
Payment of bank term note				(125,000)
Proceeds from installment notes				365,340
Proceeds from subscription receivable				2,200
Net cash provided by financing activities	10,169,659	401,520	81,523	206,573
Net change in cash	6,978,726	478,173	51,379	133,792
Cash at beginning of year	396,579	345,200	345,200	211,408
Cash at end of year	7,375,305	823,373	396,579	345,200
Supplemental disclosures of cash flow information:
Cash paid for interest	378,076	429,264	461,080	179,811
Equipment purchased under capital lease	23,651
Issuance of common stock and warrants for stock issuance expenses	547,838
Operating leases - right of use assets and lease liabilities at inception of lease	$ 16,364	$ 2,184,105	2,184,105
Operating leases - right of use assets initial adoption				1,108,330
Operating lease liabilities - initial adoption				$ 1,234,368